Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated January 2, 2026
to the
Buffalo Funds®
Prospectus dated July 29, 2025

Buffalo Growth Fund
Buffalo Mid Cap Discovery Fund
Buffalo Mid Cap Growth Fund

This supplement amends the Prospectus of the Buffalo Funds dated July 29, 2025.

Effective January 2, 2026, Mr. Doug Cartwright has been added as a co-portfolio manager of the Buffalo Growth Fund (the “Growth Fund”) and Mr. Dave Carlsen will no longer serve as a co-portfolio manager of the Growth Fund. Mr. Josh West will continue to serve as a co-portfolio manager of the Growth Fund.

Also effective January 2, 2026, Mr. West will no longer serve as a co-portfolio manager of the Buffalo Mid Cap Discovery Fund (the “Mid Cap Discovery Fund”).

Also effective January 2, 2026, Mr. Darren Schryer has been added as a co-portfolio manager of the Buffalo Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and Messrs. Cartwright and Carlsen will no longer serve as co-portfolio managers of the Mid Cap Growth Fund. Mr. West will continue to serve as a co-portfolio manager of the Mid Cap Growth Fund.

Accordingly, the Prospectus is revised as described below. Information regarding Mr. Cartwright with respect to the Mid Cap Growth Fund, information regarding Mr. West with respect to the Mid Cap Discovery Fund, and information regarding Mr. Carlsen with respect to the Growth Fund and Mid Cap Growth Fund should be disregarded.

Buffalo Growth Fund

The sub-section entitled “Summary Section – Buffalo Growth Fund – Management – Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Growth Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Josh West	5.5	Portfolio Manager
Doug Cartwright	*	Portfolio Manager

*Effective January 2, 2026, Mr. Cartwright became a co-portfolio manager of the Growth Fund.

Buffalo Mid Cap Discovery Fund

The sub-section entitled “Summary Section – Buffalo Mid Cap Discovery Fund – Management – Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Mid Cap Discovery Fund is co-managed by a team of Portfolio Managers as follows:

1

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Dave Carlsen	22	Portfolio Manager
Doug Cartwright	1.5	Portfolio Manager

Buffalo Mid Cap Growth Fund

The sub-section entitled “Summary Section – Buffalo Mid Cap Growth Fund – Management – Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Mid Cap Growth Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Josh West	8	Portfolio Manager
Darren Schryer	*	Portfolio Manager

*Effective January 2, 2026, Mr. Schryer became a co-portfolio manager of the Mid Cap Growth Fund.

The following biographies under the sub-section entitled “Management – Portfolio Managers” are revised as follows:

Dave Carlsen, CFA, Co-Portfolio Manager. Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin, and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin. Mr. Carlsen holds a BBA in Finance, Investments, and Banking from the University of Wisconsin-Madison. Mr. Carlsen has served as a co-portfolio manager of the Mid Cap Discovery Fund since 2004.

Doug Cartwright, CFA, Co-Portfolio Manager. Mr. Cartwright has been an investment professional since 2006 and joined KCM in 2013. Mr. Cartwright was formerly an equity analyst with Kellogg Asset Management and a credit analyst with Waddell & Reed Investment Management. Mr. Cartwright holds a B.A. in Business Administration from Baylor University and an MBA from the Wisconsin School of Business Applied Securities Analysis Program. Mr. Cartwright has served as co-portfolio manager of the Mid Cap Discovery Fund since 2024 and the Growth Fund since January 2026.

Darren Schryer, CFA, CPA, CFP®, Co-Portfolio Manager. Mr. Schryer has been an investment professional since 2012 and joined KCM in 2026. Mr. Schryer was formerly a portfolio manager at Nuance Investments in Kansas City, Missouri. Mr. Schryer holds a B.S. in Finance and Accounting from the University of Maryland and an M.B.A. from the University of Texas McCombs School of Business. Mr. Schryer has served as a co-portfolio manager of the Mid Cap Growth Fund since January 2026.

Josh West, CFA, Co-Portfolio Manager. Mr. West has been an investment professional since 2005 and joined KCM in 2008. Previously, Mr. West was an equity investment analyst with Scout Investment Advisors in Kansas City, Missouri. Mr. West holds an MBA and a B.S. from the University of Missouri-Columbia. Mr. West has served as a co-portfolio manager of the Mid Cap Growth Fund since 2017 and the Growth Fund since 2020.

Please retain this Supplement with your Prospectus for reference.
2

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated January 2, 2026
to the
Buffalo Funds®
Statement of Additional Information (“SAI”) dated July 29, 2025

Buffalo Growth Fund
Buffalo Mid Cap Discovery Fund
Buffalo Mid Cap Growth Fund

This supplement amends the SAI of the Buffalo Funds dated July 29, 2025.

Effective January 2, 2026, Mr. Doug Cartwright has been added as a co-portfolio manager of the Buffalo Growth Fund (the “Growth Fund”) and Mr. Dave Carlsen will no longer serve as a co-portfolio manager of the Growth Fund. Mr. Josh West will continue to serve as a co-portfolio manager of the Growth Fund.

Also effective January 2, 2026, Mr. West will no longer serve as a co-portfolio manager of the Buffalo Mid Cap Discovery Fund (the “Mid Cap Discovery Fund”).

Also effective January 2, 2026, Mr. Darren Schryer has been added as a co-portfolio manager of the Buffalo Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and Messrs. Cartwright and Carlsen will no longer serve as co-portfolio managers of the Mid Cap Growth Fund. Mr. West will continue to serve as a co-portfolio manager of the Mid Cap Growth Fund.

Accordingly, the SAI is revised as described below. Information regarding Mr. Cartwright with respect to the Mid Cap Growth Fund, information regarding Mr. West with respect to the Mid Cap Discovery Fund, and information regarding Mr. Carlsen with respect to the Growth Fund and Mid Cap Growth Fund should be disregarded.

The sub-section entitled “Portfolio Managers of the Funds – Other Accounts Managed by Portfolio Managers” is revised to add the following to add Mr. Cartwright to the Growth Fund and Mr. Schryer to the Mid Cap Growth Fund:

Portfolio Manager	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Growth Fund
Doug Cartwright(2)	1	$435.5 million	0	N/A	0	N/A

Buffalo Mid Cap Growth Fund
Darren Schryer(2)	0	N/A	0	N/A	0	N/A
(1)    Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds. All accounts listed in the category “Registered Investment Companies” are Buffalo Funds. The portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.
(2)    Information is as of December 31, 2025 with respect to Buffalo Funds managed as of January 2, 2026.

1

The sub-section entitled “Portfolio Managers of the Funds – Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2025 (except as otherwise noted)” is revised to add Mr. Cartwright to the Growth Fund and Mr. Schryer to the Mid Cap Growth Fund:

Portfolio Manager	Dollar Range in Portfolio

Growth Fund
Doug Cartwright(1)	$50,001 - $100,000

Mid Cap Growth Fund
Darren Schryer(1)	$100,001 - $500,000
(1) As of December 31, 2025.

Please retain this Supplement with your SAI for reference.
2